Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Translation Exchange Rates

As of June 30, 2020 and 2019, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2020	June 30, 2019
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6891	0.7153

Average exchange rate for the period
USD : AUD exchange rate	0.6742	0.7009

Schedule of Change in Accumulated Other Comprehensive Income (Loss)

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2020 and 2019 was as follows:

Foreign Currency Items:
Beginning balance, June 30, 2018	$357,929
Foreign currency translation gain	709,069
Balance, June 30, 2019	1,066,998
Foreign currency translation gain	200,673
Ending balance, June 30, 2020	$1,267,671

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years